Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended					3 Months Ended		12 Months Ended
	Aug. 19, 2022	Aug. 05, 2021	Aug. 02, 2021	Mar. 05, 2021	Aug. 26, 2021	Aug. 25, 2021	Feb. 24, 2021	Jul. 24, 2020	Dec. 31, 2019	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Aug. 15, 2022	Aug. 02, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Employment agreements term description						In consideration of Mr. Johnson’s agreement to enter into the Johnson Employment Agreement and remain with the Company, Mr. Johnson was to receive a one-time signing bonus in the amount of two hundred thousand dollars ($200), which is to be paid in two (2) installments: the first installment of one hundred thousand dollars ($100) to be paid on the Company’s next regular payday following the hire date of August 25, 2021, which was paid on August 30, 2021, and the second installment of one hundred thousand dollars ($100) to be paid on Company’s next regular payday following the first (1st) anniversary of the hire date of August 25, 2021, provided that Mr. Johnson is employed by the Company on such relevant payment date.
Accrued bonus description				Half of the bonus $250 was paid in cash and half will be paid in Common stock of the Company .
Payment description			On August 2, 2021, the Company’s Board of Directors approved the payment of the remainder of the up-listing bonus to Mr. Maimon and Mr. De Prado in the amount of $250 for each of them. On the same date, the Company paid $250 to Mr. Maimon and $250 for Mr. De Prado as described above.
Bonus payment percentage							2.50%
Initial term						3 years
Salaries and wages percentage						100.00%
Employment agreement annual base salary		$ 245
Common stock, par value (in Dollars per share)										$ 0.001		$ 0.001			$ 0.001
License agreement, description												Pursuant to the License Agreement, the Company shall pay CIMA annual fees for the maintenance and support services in accordance with the following schedule: (i) for the first (1st) calendar year from the Effective Date, $300 were paid in 2020; (ii) for the second (2nd) calendar year from the Effective Date, $500 , were paid in 2021; (iii) for the third (3rd) calendar year from the Effective Date, $700 to be paid during 2022; (iv) for the fourth (4th) calendar year from the Effective Date, $1,000 to be paid on December 31, 2022; (v) for the fifth (5th) calendar year from the Effective Date, $640 to be paid on December 31, 2022; and (vi) for each calendar year thereafter, $640 to be paid on the anniversary date
Annual fees maintenance												$ 250
Software development services												218
Annual fees amount										$ 177
Software development services											$ 147
Employment Agreements [Member]
Related Party Transactions (Details) [Line Items]
Employment agreements term description								Pursuant to the terms of the New Employment Agreements, among other things: (1) De Prado will receive the following compensation: (1) (a) a base salary of $265,000 per annum; (b) a Funding Bonus equal to 0.5% of the amount of the funding that exceeds the Funding Threshold; (c) a change of control bonus, if applicable; (d) participation in the Company’s employee benefits plan; (2) Maimon will receive the following compensation: (a) a base salary of $295,000 per annum; (b) a Funding Bonus equal to 0.5% of the amount of the funding that exceeds the Funding Threshold; (c) a change of control bonus, if applicable; (d) participation in the Company’s employee benefits plan; (3) For each Executive, the term of the Agreement shall end on the earlier of (i) the date that is four months following the Effective Date or (ii) the date that the Company appoints a new president or chief operating officer but the Company can extend the Employment Term on a month to month basis with the approval of both Dinar Zuz LLC (“Dinar”) and CIMA until a new president or chief operating officer is appointed. Upon expiration of the Employment Term (other than a termination by the Company for “Cause”), the Executive will entitled to a special board compensation package with annual compensation equal to the Annual Base Salary (pro-rated for any partial year of service), beginning on the Expiration or Termination Date and ending 18 months later, provided that such payments will cease if the Executive resigns as a member of the Board during such period. The Board Compensation Period may be extended from year to year for an additional 12 months (for up to 36 months in total) if two of three of the then-current chief executive officer of the Company, Dinar and CIMA agree to extend the period for an additional 12 months. The Executive’s right to receive the Special Board Compensation shall be subject to the Board’s determination that he has complied with his obligations under this Agreement. The Executive will remain on the Board until he resigns, is not re-elected or is removed from the Board in accordance with the Company’s practice for removal of directors. (4) Pursuant to the terms of the New Employment Agreements, the Executives are entitled to severance in the event of certain terminations of his employment. The Executives are entitled to participate in the Company’s employee benefit, pension and/or profit-sharing plans, and the Company will pay certain health and dental premiums on their behalf. (5) Each of the Executives are entitled to travel and expense reimbursement; (6) The Executives have agreed to a one-year non-competition agreement following the termination of their employment.
Initial term						1 year
Software Maintenance Agreement [Member]
Related Party Transactions (Details) [Line Items]
Annual fees maintenance												700
Software development services												340
License Agreement Cima [Member]
Related Party Transactions (Details) [Line Items]
Licensing fee									$ 9,000
Common stock, percentage									25.00%
Settlement agreement amount paid													$ 350	$ 350
Unpaid fees													$ 420
License Agreement Cima [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)									$ 0.001
Directors [Member]
Related Party Transactions (Details) [Line Items]
Annual fees amount				$ 500
Issued shares (in Shares)	12,308
Exercisable period	3 years
Mr. Maimon [Member]
Related Party Transactions (Details) [Line Items]
Employment agreements term description					Pursuant to the terms of his Compensation Agreement, Mr. Maimon will receive an annual base salary of two hundred ninety-five thousand dollars ($295) per year, and pursuant to the terms of his Compensation Agreement, Mr. De Prado will receive an annual base salary of two hundred seventy-five thousand dollars ($275) per year, and each will be eligible for an annual incentive payment of up to one hundred percent (100%) of their respective base salary, which annual incentive payment shall be based on the Company’s performance as compared to the goals established by the Company’s Board of Directors in consultation with each Executive, respectively.
Mr Johnson [Member]
Related Party Transactions (Details) [Line Items]
Employment agreements term description						the terms of the Compensation Agreements, each of Mr. Maimon and Mr. De Prado has the option to have any such earned annual incentive be paid in fully vested shares of the Company’s Common Stock, but must elect such option by the end of the first quarter following the relevant performance calendar year period. In the event of a change in control of the Company, as defined under the terms of the Compensation Agreements, that takes place (i) during the term of the Compensation Agreement or (ii) prior to the date which is twenty-four (24) months from the effective date of the Compensation Agreements, if the Executive’s employment otherwise terminates prior to such date, each respective Executive shall be entitled to a bonus payment equal to two and one-half percent (2.5%) of the cash consideration received by the shareholders of the Company in the change in control transaction. On August 19, 2022, the Company’s Board of Directors approved a motion to appoint Arik Maimon as Interim CEO (in addition to his current position as Chairman of the Board) and Michael De Prado as Interim President (in addition to his current position as Vice Chairman of the Board). Both Arik Maimon and Michael De Prado agreed to assume these positions with no additional compensation.On August 25, 2021, the Company and Jeffery D. Johnson entered into an employment agreement, pursuant to which Mr. Johnson agreed to serve as the Company’s new Chief Executive Officer (“The Johnson Employment Agreement”). The Johnson Employment Agreement commenced and became effective as of August 25, 2021, and shall continue for an initial term of three (3) years, ending on August 24, 2024. The initial term would be automatically extended for additional one (1) year periods on the same terms and conditions as set out in the Johnson Employment Agreement; however, the Employment Agreement will not renew automatically if either the Company or Mr. Johnson provide a written notice to the other of a decision not to renew, which notice must be given at least ninety (90) days prior to the end of the initial term or any subsequently renewed one (1) year term. Pursuant to the terms of the Johnson Employment Agreement, Mr. Johnson will receive an annual base salary of three hundred thousand dollars ($300) per year, and will be eligible for an annual incentive payment of up to one hundred percent (100%) of his base salary, which annual incentive payment shall be based on the Company’s performance as compared to the goals established by the Company’s Board of Directors in consultation with Mr. Johnson. This annual incentive shall have a twelve (12) month performance period and will be based on a January 1 through December 31 calendar year, with Mr. Johnson’s entitlement to the annual incentive and the amount of such award, if any, remaining subject to the good faith discretion of the Board of Directors. Pursuant to the terms of the Johnson Employment Agreement, Mr. Johnson has the option to have any such earned annual incentive be paid in fully vested shares of the Company’s Common Stock, but must elect such option by the end of the first quarter following the relevant performance calendar year period. In consideration of Mr. Johnson’s agreement to enter into the Johnson Employment Agreement and remain with the Company, Mr. Johnson was to receive a one-time signing bonus in the amount of two hundred thousand dollars ($200), which is to be paid in two (2) installments: the first installment of one hundred thousand dollars ($100) to be paid on the Company’s next regular payday following the hire date of August 25, 2021, which was paid on August 30, 2021, and the second installment of one hundred thousand dollars ($100) to be paid on Company’s next regular payday following the first (1st) anniversary of the hire date of August 25, 2021, provided that Mr. Johnson is employed by the Company on such relevant payment date. Pursuant to the terms of the Johnson Employment Agreement, subject to the shareholder approval of the 2021 Plan, the Company shall issue to Mr. Johnson an option to purchase up to 38,462 shares of Common Stock; On August 18, 2022, Jeffery D. Johnson entered into a Separation of Employment Agreement between himself and the Company and resigned as the chief executive officer of the Company
Settlement Agreement [Member]
Related Party Transactions (Details) [Line Items]
Annual fees maintenance												$ 500